Operating Leases (Tables)	6 Months Ended
Jun. 30, 2020
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Time charter revenues (service element included)	$59,001	$59,659	$114,978	$119,078
Bareboat revenues	11,249	11,249	22,498	22,378
Other revenues	9	14	607	15
Total revenues	$70,259	$70,922	$138,083	$141,471

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2020 (excluding the six months ended June 30, 2020)	$136,220
2021	248,418
2022	167,739
2023	63,918
2024	20,093
2025	8,581
Total	$644,969

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2020 is as follows:

(U.S. Dollars in thousands)
2020 (excluding the six months ended June 30, 2020)	$322
2021	644
2022	644
Total	$1,610
Less imputed interest	94
Carrying value of operating lease liabilities	$1,516